10-K Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
New accounting pronouncements applicable and the potential impact
The following table provides a brief description of the accounting pronouncements applicable to the Company and the potential impact on its consolidated financial statements and/or disclosures:

Standard	Description	Effective Date	Impact on financial statements/disclosures
Recently adopted accounting standards updates (ASU’s)
ASU 2021-10 - Government Assistance	In November 2021, the FASB issued guidance on modifying the disclosure requirements to increase the transparency of government assistance including disclosure of the types of assistance, an entity’s accounting for the assistance and the effect of the assistance on an entity’s financial statements.	January 1, 2022	The Company determined the guidance did not have a material impact on its disclosures for the year ended December 31, 2022.

Schedule of accounts, notes, loans and financing receivable	Receivables, net consisted of the following at December 31:

	2022	2021
	(In thousands)
Trade receivables	$104,347	$98,114
Contracting services contract receivables	82,428	70,768
Retention receivables	28,859	25,173
Receivables, gross	215,634	194,055
Less expected credit loss	5,477	5,406
Receivables, net	$210,157	$188,649
Receivables were as follows:

	June 30, 2023	December 31, 2022
	(In thousands)
Trade receivables	$220,948	$104,347
Contract receivables	173,318	82,428
Retention receivables	30,224	28,859
Receivables, gross	424,490	215,634
Less expected credit loss	5,870	5,477
Receivables, net	$418,620	$210,157

Accounts receivable, allowance for credit loss
Details of the Company’s expected credit losses were as follows:

	Pacific	Northwest	Mountain	North Central	Other	Total
	(In thousands)
At December 31, 2020	$2,696	$824	$1,258	$1,179	$207	$6,164
Current expected credit loss provision*	$(543)	$(112)	$577	$106	$40	$68
Less write-offs charged against the allowance	$101	$200	$225	$133	$167	$826
At December 31, 2021	$2,052	$512	$1,610	$1,152	$80	$5,406
Current expected credit loss provision	$27	$946	$(206)	$(253)	$24	$538
Less write-offs charged against the allowance	$34	$205	$126	$60	$42	$467
At December 31, 2022	$2,045	$1,253	$1,278	$839	$62	$5,477
__________________
*Includes impacts from businesses acquired.
Details of the Company's expected credit losses were as follows:

	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
At December 31, 2022	$2,045	$1,253	$1,278	$839	$62	$5,477
Current expected credit loss provision	45	313	164	(89)	(1)	432
Less write-offs charged against the allowance	1	68	18	—	—	87
At March 31, 2023	$2,089	$1,498	$1,424	$750	$61	$5,822
Current expected credit loss provision	9	74	631	(132)	1	583
Less write-offs charged against the allowance	18	512	3	—	2	535
At June 30, 2023	$2,080	$1,060	$2,052	$618	$60	$5,870

	Pacific	Northwest	Mountain	North Central	All Other	Total
	(In thousands)
At December 31, 2021	$2,052	$512	$1,610	$1,152	$80	$5,406
Current expected credit loss provision	1	(125)	(130)	6	(5)	(253)
Less write-offs charged against the allowance	1	20	4	1	1	27
At March 31, 2022	$2,052	$367	$1,476	$1,157	$74	$5,126
Current expected credit loss provision	11	58	(17)	(37)	(3)	12
Less write-offs charged against the allowance	—	56	4	47	2	109
At June 30, 2022	$2,063	$369	$1,455	$1,073	$69	$5,029

Inventories
Inventories at December 31 consisted of:

	2022	2021
	(In thousands)
Finished products	$211,496	$195,616
Raw materials	$78,571	$68,504
Supplies and parts	$33,210	$27,325
Total	$323,277	$291,445
Inventories on the Consolidated Balance Sheets were as follows:

	June 30, 2023	December 31, 2022
	(In thousands)
Finished products	$227,683	$211,496
Raw materials	104,689	78,571
Supplies and parts	42,005	33,210
Total	$374,377	$323,277